Revenue Recognition - Deferred Development and Franchise Fees (Details) $ in Millions	12 Months Ended
Jun. 26, 2019 USD ($)
Changes in deferred development and franchise fees [Line Items]
Balance	$ 0.0
Cumulative effect adjustment from adoption of ASC 606	18.1
Additions	0.9
Amount recognized to Franchise and other revenues	(2.8)
Balance	$ 16.2